Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

Note 7. Debt
Outstanding long-term debt obligations as of December 31, 2019 and 2018 are as follows:

				(dollars in millions)
At December 31,	Maturities	Interest Rates %		2019	2018
Verizon Communications	2019-2024	1.38 – 5.51		$19,885	$24,242
	2025-2029	1.38 – 6.80		30,038	23,711
	2030-2055	2.65 – 8.95		47,777	54,662
	2019-2024	Floating	(1)	2,210	2,868
	2025-2029	Floating	(1)	1,789	1,789
Alltel Corporation	2025-2029	6.80		38	116
	2030-2055	7.88		58	118
Operating telephone company subsidiaries—debentures	2019-2024	7.88 – 8.00		141	147
	2025-2029	6.00 – 8.38		286	288
	2030-2055	5.13 – 8.75		339	361
GTE LLC	2019-2024	8.75		141	178
	2025-2029	6.94		250	266
Other subsidiaries—asset-backed debt	2019-2024	1.42 – 3.56		8,116	7,962
	2019-2024	Floating	(1)	4,277	2,139
Finance lease obligations (average rate of 3.2% and 4.1% in 2019 and 2018, respectively)				1,116	905
Unamortized discount, net of premium				(4,480)	(6,298)
Unamortized debt issuance costs				(492)	(541)
Total long-term debt, including current maturities				111,489	112,913
Less long-term debt maturing within one year				10,777	7,040
Total long-term debt				$100,712	$105,873

Total long-term debt, including current maturities				$111,489	$112,913
Plus short-term notes payable				—	150
Total debt				$111,489	$113,063

(1) The debt obligations bore interest at a floating rate based on the London Interbank Offered Rate (LIBOR) plus an applicable interest margin per annum.

Maturities of long-term debt (secured and unsecured) outstanding, including current maturities, excluding unamortized debt issuance costs, at December 31, 2019 are as follows:

Years	(dollars in millions)
2020	$10,470
2021	7,269
2022	9,162
2023	5,591
2024	4,212
Thereafter	74,161

During 2019, we received $18.7 billion of proceeds from long-term borrowings, which included $8.6 billion of proceeds from asset-backed debt transactions. The net proceeds were used for general corporate purposes including the repayment of debt. We used $23.9 billion of cash to repay, redeem and repurchase long-term borrowings and finance lease obligations, including $6.3 billion to prepay and repay asset-backed, long-term borrowings.

During 2018, we received $10.8 billion of proceeds from long-term borrowings, which included $4.8 billion of proceeds from asset-backed debt transactions. The net proceeds were used for general corporate purposes including the repayment of debt. We used $14.6 billion of cash to repay, redeem and repurchase long-term borrowings and finance lease obligations, including $3.6 billion to prepay and repay asset-backed, long-term borrowings.

2019 Significant Debt Transactions
The following tables show the significant transactions involving the senior unsecured debt securities of Verizon and its subsidiaries that occurred during the year ended December 31, 2019.

Exchange Offers

(dollars in millions)	Principal Amount Exchanged	Principal Amount Issued
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025	$3,892	$—
GTE LLC 8.750% debentures, due 2021	21	—
Verizon 4.016% notes due 2029 (1)	—	4,000
Total	$3,913	$4,000
(1) The principal amount issued in exchange does not include either an insignificant amount of cash paid in lieu of the issuance of fractional new notes or accrued and unpaid interest paid on the old notes accepted for exchange to the date of exchange.

Tender Offers

(dollars in millions)	Principal Amount Purchased	Cash Consideration(1)
Verizon 4.672% - 5.012% notes due 2054 - 2055	$4,500	$5,030
Verizon 3.850% - 6.550% notes due 2039 - 2055	3,816	4,828
Verizon and other subsidiaries 5.050% - 8.950% notes and debentures due 2021 - 2041	593	837
Total	$8,909	$10,695
(1) The total cash consideration includes the tender offer consideration, plus any accrued and unpaid interest to the date of purchase.

Redemptions, Repurchases and Repayments

(dollars in millions)	Principal Redeemed/ Repurchased/ Repaid	Amount Paid as % of Principal (1)
Verizon 5.900% notes due 2054	$500	100.000%
Verizon 1.375% notes due 2019	206	100.000%
Verizon 1.750% notes due 2021	621	100.000%
Verizon 3.000% notes due 2021	930	101.061%
Verizon 3.500% notes due 2021	315	102.180%
Verizon 2.625% notes due 2020	831	100.037%
Verizon 3.500% notes due 2021	736	102.238%
Verizon floating rate (LIBOR + 0.770%) notes due 2019	229	100.000%
Verizon 4.200% notes due 2046	2,059	100.000%
Verizon floating rate (LIBOR + 0.370%) notes due 2019	306	100.000%
Verizon 2.600% - 4.300% Internotes due 2022 - 2029	201	100.000%
Open market repurchases of various Verizon notes	543	Various
Total	$7,477

(1) Percentages represent price paid to redeem, repurchase and repay.

In February 2020, we redeemed, in whole, approximately $1.5 billion aggregate principal amount of 4.95% Notes due 2047.

Issuances

(dollars in millions)	Principal Amount Issued		Net Proceeds (1)
Verizon 3.875% notes due 2029 (2)		$1,000	$994
Verizon 5.000% notes due 2051		$510	506
Verizon 0.875% notes due 2027		€1,250	1,391
Verizon 1.250% notes due 2030		€1,250	1,385
Verizon 2.500% notes due 2031		£500	647
Verizon 0.875% notes due 2032		€800	882
Verizon 1.500% notes due 2039		€500	545
Verizon 1.875% notes due 2030		£550	672
Verizon 2.100% notes due 2026	A$	450	307
Verizon 2.650% notes due 2030	A$	300	205
Verizon 3.500% notes due 2039	A$	500	341
Total			$7,875
(1) Net proceeds were net of discount and issuance costs.
(2) An amount equal to the net proceeds from this green bond will be used to fund, in whole or in part, "Eligible Green Investments." "Eligible Green Investments" include new and existing investments made by us during the period from two years prior to the issuance of the green bond through the maturity date of the green bond, in the following categories: (1) renewable energy; (2) energy efficiency; (3) green buildings; (4) sustainable water management; and (5) biodiversity and conservation.

Short-Term Borrowing and Commercial Paper Program
In July 2018, we entered into a short-term uncommitted credit facility with the ability to borrow up to $700 million. As of December 31, 2019 and 2018, there was no outstanding balance.

As of December 31, 2019 and 2018, we had no commercial paper outstanding.

Asset-Backed Debt
As of December 31, 2019, the carrying value of our asset-backed debt was $12.4 billion. Our asset-backed debt includes Asset-Backed Notes (ABS Notes) issued to third-party investors (Investors) and loans (ABS Financing Facilities) received from banks and their conduit facilities (collectively, the Banks). Our consolidated asset-backed debt bankruptcy remote legal entities (each, an ABS Entity or collectively, the ABS Entities) issue the debt or are otherwise party to the transaction documentation in connection with our asset-backed debt transactions. Under the terms of our asset-backed debt, Cellco Partnership (Cellco) and certain other affiliates of Verizon (collectively, the Originators) transfer device payment plan agreement receivables to one of the ABS Entities, which in turn transfers such receivables to another ABS Entity that issues the debt. Verizon entities retain the equity interests in the ABS Entities, which represent the rights to all funds not needed to make required payments on the asset-backed debt and other related payments and expenses.

Our asset-backed debt is secured by the transferred device payment plan agreement receivables and future collections on such receivables. The device payment plan agreement receivables transferred to the ABS Entities and related assets, consisting primarily of restricted cash, will only be available for payment of asset-backed debt and expenses related thereto, payments to the Originators in respect of additional transfers of device payment plan agreement receivables, and other obligations arising from our asset-backed debt transactions, and will not be available to pay other obligations or claims of Verizon’s creditors until the associated asset-backed debt and other obligations are satisfied. The Investors or Banks, as applicable, which hold our asset-backed debt have legal recourse to the assets securing the debt, but do not have any recourse to Verizon with respect to the payment of principal and interest on the debt. Under a parent support agreement, Verizon has agreed to guarantee certain of the payment obligations of Cellco and the Originators to the ABS Entities.

Cash collections on the device payment plan agreement receivables collateralizing our asset-backed debt securities are required at certain specified times to be placed into segregated accounts. Deposits to the segregated accounts are considered restricted cash and are included in Prepaid expenses and other, and Other assets in our consolidated balance sheets.

Proceeds from our asset-backed debt transactions are reflected in Cash flows from financing activities in our consolidated statements of cash flows. The asset-backed debt issued and the assets securing this debt are included in our consolidated balance sheets.

ABS Notes
During the year ended December 31, 2019, we completed the following ABS Notes transactions:

(dollars in millions)	Interest Rates %		Expected Weighted-average Life to Maturity (in years)	Principal Amount Issued
March 2019
A-1a Senior class notes	2.930		2.50	$900
A-1b Senior floating rate class notes	LIBOR + 0.330	(1)	2.50	100
B Junior class notes	3.020		3.22	69
C Junior class notes	3.220		3.40	53
March 2019 total				1,122

June 2019
A-1a Senior class notes	2.330		2.52	855
A-1b Senior floating rate class notes	LIBOR + 0.450	(1)	2.52	145
B Junior class notes	2.400		3.28	69
C Junior class notes	2.600		3.47	53
June 2019 total				1,122

October 2019
A-1a Senior class notes	1.940		2.51	1,276
A-1b Senior floating rate class notes	LIBOR + 0.420	(1)	2.51	150
B Junior class notes	2.060		3.23	98
C Junior class notes	2.160		3.41	76
October 2019 total				1,600
Total				$3,844
(1) The one-month LIBOR at December 31, 2019 was 1.763%.

Under the terms of each series of ABS Notes, there is a two year revolving period during which we may transfer additional receivables to the ABS Entity. In April, July and November 2019, the two year revolving period of the ABS Notes we issued in March, June and October 2017, respectively, ended, and we began to repay principal on the 2017-1, 2017-2 and 2017-3 Class A senior ABS Notes. In October 2019, in connection with an optional acquisition of receivables and redemption of 2016-1 Notes, we made a principal payment, in whole, for an insignificant amount. During the year ended December 31, 2019, we made aggregate principal repayments of $3.3 billion, for all ABS Notes.

In January 2020, we issued $1.6 billion aggregate principal amount of senior and junior Asset-Backed Notes through an ABS Entity.

ABS Financing Facility
In May 2018, we entered into an ABS financing facility with a number of financial institutions (2018 ABS Financing Facility). One loan agreement was entered into in connection with the 2018 ABS Financing Facility. In May 2019, the $540 million outstanding under the loan agreement was prepaid, and the loan agreement was terminated.

In September 2016, we entered into an ABS financing facility with a number of financial institutions (2016 ABS Financing Facility). Two loan agreements were entered into in connection with the 2016 ABS Financing Facility in September 2016 and May 2017. In April and May 2019, we paid off both the 2016 and 2017 loans for an aggregate of $671 million, and the loan agreements were terminated.

In May 2019, the 2016 ABS Financing Facility was amended and restated (2019 ABS Financing Facility). Under the terms of the 2019 ABS Financing Facility, which is an uncommitted facility, the financial institutions make advances under asset-backed loans backed by device payment plan agreement receivables of both consumer and business customers. One loan agreement was entered into in connection with the 2019 ABS Financing Facility. The 2019 loan agreement has a final maturity date in May 2023 and bears interest at floating rates. There is a one year revolving period until May 2020, which may be extended with the approval of the financial institutions. Under the 2019 loan agreement, we have the right to prepay all or a portion of the advances at any time without penalty, but in certain cases, with breakage costs. Subject to certain conditions, we may also remove receivables from the ABS Entity. In May 2019, we borrowed $1.8 billion under the 2019 loan agreement. In August 2019, we prepaid $1.5 billion of the loan made in May 2019 under the 2019 loan agreement. In November 2019, we borrowed an additional $1.5 billion under the 2019 loan agreement. In December 2019, the 2019 loan agreement was amended to increase the facility by an additional $1.5 billion, and an additional $1.5 billion was borrowed under the 2019 loan agreement. The aggregate outstanding balance under the 2019 ABS Financing Facility was $3.3 billion as of December 31, 2019. In January 2020, we prepaid $1.3 billion of the loan under the 2019 loan agreement.

Variable Interest Entities
The ABS Entities meet the definition of a VIE for which we have determined that we are the primary beneficiary as we have both the power to direct the activities of the entity that most significantly impact the entity’s performance and the obligation to absorb losses or the right to receive benefits of the entity. Therefore, the assets, liabilities and activities of the ABS Entities are consolidated in our financial results and are included in amounts presented on the face of our consolidated balance sheets.

The assets and liabilities related to our asset-backed debt arrangements included in our consolidated balance sheets were as follows:

	At December 31,	At December 31,
(dollars in millions)	2019	2018
Assets
Accounts receivable, net	$10,525	$8,861
Prepaid expenses and other	1,180	989
Other assets	3,856	2,725

Liabilities
Accounts payable and accrued liabilities	11	7
Debt maturing within one year	5,578	5,352
Long-term debt	6,791	4,724

See Note 8 for additional information on device payment plan agreement receivables used to secure asset-backed debt.

Long-Term Credit Facilities

			At December 31, 2019
(dollars in millions)	Maturities	Facility Capacity	Unused Capacity	Principal Amount Outstanding
Verizon revolving credit facility (1)	2022	$9,500	$9,390	N/A
Various export credit facilities (2)	2022-2027	5,500	—	4,471
Total		$15,000	$9,390	$4,471
(1) The revolving credit facility does not require us to comply with financial covenants or maintain specified credit ratings, and it permits us to borrow even if our business has incurred a material adverse change. The revolving credit facility provides for the issuance of letters of credit.
(2) During 2019 and 2018, we drew down $1.5 billion and $3.0 billion from these facilities, respectively. We use these credit facilities to finance equipment-related purchases.

Non-Cash Transaction
During the years ended December 31, 2019, 2018 and 2017, we financed, primarily through vendor financing arrangements, the purchase of approximately $563 million, $1.1 billion, and $501 million, respectively, of long-lived assets consisting primarily of network equipment. At both December 31, 2019 and 2018, $1.1 billion relating to these financing arrangements, including those entered into in prior years and liabilities assumed through acquisitions, remained outstanding. These purchases are non-cash financing activities and therefore are not reflected within Capital expenditures in our consolidated statements of cash flows.

Early Debt Redemptions
During 2019, 2018 and 2017, we recorded losses on early debt redemptions of $3.7 billion, $681 million, and $2.0 billion, respectively.

We recognize losses on early debt redemptions in Other income (expense), net, in our consolidated statements of income. The total losses are reflected as an adjustment to reconcile net income to Net cash used in operating activities and the portion of the losses representing cash payments are reflected within Net cash used in financing activities in our consolidated statements of cash flows.

Guarantees
We guarantee the debentures of our operating telephone company subsidiaries. As of December 31, 2019, $765 million aggregate principal amount of these obligations remained outstanding. Each guarantee will remain in place for the life of the obligation unless terminated pursuant to its terms, including the operating telephone company no longer being a wholly-owned subsidiary of Verizon.

We also guarantee the debt obligations of GTE LLC as successor in interest to GTE Corporation that were issued and outstanding prior to July 1, 2003. As of December 31, 2019, $391 million aggregate principal amount of these obligations remain outstanding.

Debt Covenants
We and our consolidated subsidiaries are in compliance with all of our restrictive covenants in our debt agreements.